Financial assets at fair value through the income statement (Tables) - Financial assets at fair value through the income statement [member]	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Barclays Bank Group
	2019	2018
	£m	£m
Loans and advances	1,333	1,387
Debt securities	3,995	3,855
Reverse repurchase agreements and other similar secured lending	40	106
Financial assets designated at fair value	5,368	5,348

Loans and advances	17,804	14,257
Debt securities	1,225	660
Equity securities	6,548	5,172
Reverse repurchase agreements and other similar secured lending	97,783	119,285
Other financial assets	742	528
Financial assets mandatorily at fair value	124,102	139,902
Total	129,470	145,250

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of financial assets designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns.

	Barclays Bank Group
	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk[a]	1,333	1,387	2	2	(5)	(8)

Note

a Loans and advances credit risk hedged by credit derivatives for Barclays Bank Group is £nil (2018: £nil) and for Barclays Bank PLC is £nil (2018: £nil)